Other financial liabilities - Schedule of other financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Trade payables	€ 1,563	€ 1,475	€ 1,177
Clearing houses	1,200	650	599
Public Institutions	5,796	5,315	4,122
Factoring accounts payable	262	275	222
Unsettled financial transactions	5,429	3,779	5,080
Lease liabilities	2,622	2,856	3,049
Other financial liabilities	20,187	15,523	12,719
Other financial liabilities, total	€ 37,059	€ 29,873	€ 26,968